Accrued and Other Liabilities	6 Months Ended
Jul. 02, 2023
Other Liabilities Disclosure [Abstract]
Accrued and Other Liabilities	Accrued and Other Liabilities
Accrued liabilities consisted of:

(Dollars in Millions)	2022	2021
Accrued expenses	$447	$535
Accrued compensation and benefits	272	266
Lease liability	35	47
Other accrued liabilities	152	176
Accrued liabilities	$906	$1,024
Other liabilities consisted of:

(Dollars in Millions)	2022	2021
Accrued income taxes - noncurrent (Note 11)	$584	$603
Noncurrent lease liability	81	82
Other noncurrent accrued liabilities	62	71
Other liabilities	$727	$756
Accrued and Other Liabilities
Accrued liabilities consisted of:

(Dollars in Millions)	July 2, 2023	January 1, 2023
Accrued expenses	$470	$447
Accrued compensation and benefits	275	272
Lease liability	47	35
Other accrued liabilities (1)	409	152
Accrued liabilities	$1,201	$906
Other liabilities consisted of:

(Dollars in Millions)	July 2, 2023	January 1, 2023
Accrued income taxes - noncurrent	$234	$584
Noncurrent lease liability	120	81
Other noncurrent accrued liabilities (1)	239	62
Other liabilities	$593	$727
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(1) The increase in Other current and noncurrent accrued liabilities relates primarily to the agreements entered into with the Parent in connection with the Separation Agreement, which went into effect in the second quarter of 2023. See Note 8, “Related Parties” for more information.